Summary of Significant Accounting Policies (Details) - Schedule of Class of Intangible Asset with a Finite Useful Life	12 Months Ended
Jun. 30, 2024
Trade Secrets [Member]
Schedule of Class of Intangible Asset With a Finite Useful Life [Line Items]
Class of Intangible Asset	20 years
Patents and Trademarks [Member]
Schedule of Class of Intangible Asset With a Finite Useful Life [Line Items]
Class of Intangible Asset	20 years